Average Annual Total Returns			12 Months Ended	13 Months Ended		37 Months Ended	57 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Advisors Capital Total Return – Equity Fund | S&P 500® 3% Capped Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.17%				13.39%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Total Return – Equity Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.05%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Total Return – Equity Fund | Advisors Capital Total Return – Equity Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.11%				7.30%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Total Return – Equity Fund | Advisors Capital Total Return – Equity Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.11%				7.28%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Total Return – Equity Fund | Advisors Capital Total Return – Equity Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.76%				5.72%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				14.05%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | CRSP US Small Cap Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.82%				5.18%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.92%				2.61%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.92%				2.61%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.91%				2.01%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Bloomberg US Aggregate Bond Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%				0.39%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Bloomberg US Intermediate Corporate Bond Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.95%				2.18%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.08%				1.14%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.79%				0.27%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.60%				0.49%
Performance Inception Date		Mar. 19, 2021
Advisors Capital Active All Cap Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			20.02%
Performance Inception Date	[1]	Dec. 01, 2022
Advisors Capital Active All Cap Fund | S&P 500® Equal Weight Index (does not reflect deductions for fees,expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.43%			10.62%
Performance Inception Date	[1]	Dec. 01, 2022
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			14.81%			16.45%
Performance Inception Date	[1]	Dec. 01, 2022
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.74%			16.37%
Performance Inception Date	[1]	Dec. 01, 2022
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.82%			12.94%
Performance Inception Date	[1]	Dec. 01, 2022
Advisors Capital Growth Fund | S&P 500® Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	15.83%	[2]
Performance Inception Date		Nov. 18, 2024
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			16.08%	16.38%	[2]
Performance Inception Date		Nov. 18, 2024
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.08%	16.36%	[2]
Performance Inception Date		Nov. 18, 2024
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.52%	12.50%	[2]
Performance Inception Date		Nov. 18, 2024
Advisors Capital International Fund | MSCI ACWI Ex USA NR USD Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	27.49%	[3]
Performance Inception Date		Nov. 18, 2024
Advisors Capital International Fund | Advisors Capital International Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.87%	8.40%	[3]
Performance Inception Date		Nov. 18, 2024
Advisors Capital International Fund | Advisors Capital International Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.69%	8.25%	[3]
Performance Inception Date		Nov. 18, 2024
Advisors Capital International Fund | Advisors Capital International Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.21%	6.35%	[3]
Performance Inception Date		Nov. 18, 2024

[1]	Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.
[2]	Total return was determined beginning from the Commencement of Investment Operations, November 18, 2024.
[3]	Total return was determined beginning from the Commencement of Investment Operations, November 18, 2024.